COMMITMENTS AND CONTINGENCIES - GM Agreements (Details) - GM Agreement - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC $ in Millions		3 Months Ended
	Jul. 20, 2020 item	Mar. 31, 2021 USD ($)	May 14, 2021 item
Commitments And Contingencies [Line Items]
Term of agreement	5 years
Number of fast chargers to be built	2,750
Threshold notice period for deficiency to meet charger-installation milestone		30 days
Number of chargers to be installed	2,750
Percentage of chargers required to be installed by December 31, 2023	80.00%
Number of years for increase in annual charger additions	2 years
Minimum percentage of network availability	93.00%
Maximum liquidated damages upon termination | $		$ 15.0
Payments received from contract | $		$ 20.0
Subsequent event
Commitments And Contingencies [Line Items]
Number of chargers left to install			82